Notes Payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 29, 2015	Dec. 31, 2015
Notes Payable (Textual)
Common stock purchase agreement	$ 10,000,000
Maturity date	Apr. 15, 2016
Amortization discount		$ 10,648
Equity Line Purchase Agreements [Member]
Notes Payable (Textual)
Common stock purchase agreement	$ 10,000,000
Promissory notes, principal amount	$ 300,000
Maturity date	Apr. 15, 2016
Issuance of promissory notes, present value	$ 282,071
Interest rate	9.00%